Consolidated Statements of Cash Flows (Successor Basis) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (2,561,507)	$ (15,134,485)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization and depreciation	58,903	682,292
Gain on investments in marketable securities, net	(3,912,500)	(501,522)
Loss on investments in derivatives, net	827,501	974,444
Changes in fair value of warrant liabilities		(124,726)
Interest income		(108,512)
Interest expense and accretion of convertible debts		4,559,714
Accretion of capital lease obligation		6,989
Changes in operating assets and liabilities:
Accounts receivable		(2,827)
Inventories		(30,642)
Other receivables and prepayments	(303,925)	(45,911)
Other non-current asset		(179,500)
Long-term deposits	(20,092)	(111,951)
Due from brokers	(54,158)	751
Due from related parties		(79,204)
Due to related parties		1,004
Accounts payable and accrued expenses	183,083	58,555
Net cash used in operating activities	(5,782,695)	(10,035,531)
Cash flows from investing activities
Advances to/payments received from related parties	(186,898)
Purchases of intangible assets	(968,730)	(417,794)
Purchases of property, plant and equipment	(2,090,721)	(5,646,505)
Proceeds from sales of investment securities	16,049,067	2,312
Disbursement of a loan to a third party		(3,000,000)
Repayment of a loan from a third party		3,000,000
Net cash (used in) provided by investing activities	12,802,718	(6,061,987)
Cash flows from financing activities
Proceeds from issuance of convertible debts	480,000	16,120,400
Proceeds from issuance of shares	8,602,001	11,054,319
Payments of initial public offering costs		(538,122)
Payments for debt issuance costs		(1,099,316)
Payment of finance lease obligations		(58,332)
Net cash provided by financing activities	9,082,001	25,478,949
Net increase in cash and restricted cash	16,102,024	9,381,431
Cash and restricted cash – Beginning of period	623,783	16,725,807
Cash and restricted cash – End of period	16,725,807	26,107,238
Supplemental disclosures of cash flow information
Interest paid		606,989
Income taxes paid
Proceeds in broker accounts		640,227
Non-cash investing and financing activities:
Net settlement of related party balances		164,973
Equipment acquired through finance lease		239,093
Conversion of convertible debts		$ 3,033,308